Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Account Payables and Accrued Expenses
Account Payables and Accrued Expenses

Note 14. Account Payables and Accrued Expenses

As at December 31:	2023	2022
Trade and account payables	$2,244	$5,225
Deposit liabilities	7,767	7,918
Interest payables	500	494
Value-added, goods and services and other taxes (other than income taxes)	1,353	1,372
Compensation	159	151
Contract liabilities under contracts with customers	2,088	1,776
Lease liabilities	311	393
Due to an affiliate (see Note 24)	1,622	3,770
	$16,044	$21,099

Trade payables arise from the Group’s day-to-day activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.

Contract liabilities under contracts with customers

The movements of contract liabilities under contracts with customers for the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Balance, beginning of the year	$1,916	$1,864
Considerations received	1,142	598
Reclassification to profit or loss upon satisfaction of performance obligations	(909)	(546)
Balance, end of the year	$2,149	$1,916

The Group expects to recognize the contract liabilities as revenue upon satisfaction of performance obligations in the following years:

	2023	2022
Year 1 after the year-end (included in current liabilities)	$2,088	$1,776
Year 2 after the year-end (included in non-current liabilities)	61	140
	$2,149	$1,916

Note 14. Account Payables and Accrued Expenses (continued)

Lease liabilities

Future lease payments included in the measurement of the lease liabilities as at December 31, 2023 are as follows:

Years ending December 31:	Principal	Interest	Total
2024	311	5	316
2025	3	—	3
	$314	$5	$319

As at December 31, 2023, the principal amounts of the lease liabilities were presented in the consolidated statement of financial position as follows:

Current liabilities	$311
Non-current liabilities	3
$314

As at December 31, 2023, the lease liabilities, which principally comprised office premises (see Note 11), have varying terms and are subject to the customary practices in the local regions. The Group expects to pay for these future lease payments from cash flow from operations. Management does not expect material exposure arising from variable lease payments, extension options and termination options, residual value guarantees and leases not yet commenced to which the Group is committed.

The Group recognized the following associated with its lease liabilities for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Interest expense	$20	$28	$42
Expense relating to short-term leases with payments directly charged to profit or loss	484	438	358
Expense relating to leases of low-value assets with payments directly charged to profit or loss	9	—	115
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	907	816	939
Gain on COVID-19-related rent concessions	—	(47)	—
Depreciation charge for right-of-use assets (see Note 11)	364	349	436
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	265	628	692